Significant Accounting Policies (Details) - Schedule of Basic and Diluted Net (Loss) Income Per Share for Each Class of Ordinary Share - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class A Ordinary Shares
Numerator:
Allocation of net income	$ 4,785,872	$ 3,967,193
Denominator:
Weighted average shares outstanding	34,500,000	28,828,767
Basic and diluted net income per share	$ 0.14	$ 0.14
Class B Ordinary Shares
Numerator:
Allocation of net income	$ 1,196,468	$ 1,161,457
Denominator:
Weighted average shares outstanding	8,625,000	8,440,068
Basic and diluted net income per share	$ 0.14	$ 0.14